Fair value measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
Fair value measurement

24.	Fair value measurement
Assets and liabilities that are measured at fair value on a recurring basis
The following table shows the fair value hierarchy, based on observable and unobservable inputs, for financial assets and liabilities measured at fair value on a recurring basis:

		At December 31,
		2022				2021
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(€ million)
Financial securities and equity instruments measured at FVOCI	13	€99	€19	€40	€158	€71	€21	€13	€105
Financial securities and equity instruments measured at FVPL	13	726	—	214	940	878	—	129	1,007
Derivative financial assets	17	2	30	2	34	5	48	—	53
Derivative operating assets	17	—	873	—	873	—	754	1	755
Collateral deposits	13	51	—	—	51	32	—	15	47
Receivables from financing activities	16	—	—	259	259	—	—	252	252
Trade receivables	16	—	1	—	1	—	5	—	5
Other receivables	16	—	—	89	89	2	218	134	354
Investment held for sale		—	—	—	—	49	—	—	49
Money market securities	18	20,869	—	1	20,870	24,732	298	12	25,042
Total Assets		€21,747	€923	€605	€23,275	€25,769	€1,344	€556	€27,669
Derivative financial liabilities	17	—	18	—	18	—	93	2	95
Derivative operating liabilities	17	—	883	49	932	—	497	9	506
Total Liabilities		€—	€901	€49	€950	€—	€590	€11	€601
The fair value of derivative financial assets and liabilities was measured by taking into consideration market parameters at the balance sheet date and using valuation techniques widely accepted in the financial business environment, as described below:
•the fair value of forward contracts, swaps and options hedging currency risk was determined by using valuation techniques common in the financial markets and taking market parameters at the balance sheet date (in particular, exchange rates, interest rates and volatility rates);
•the fair value of interest rate swaps and forward rate agreements was determined by taking the prevailing interest rates at the balance sheet date and using the discounted expected cash flow method;
•the fair value of combined interest rate and currency swaps was determined using the exchange and interest rates prevailing at the balance sheet date and the discounted expected cash flow method; and
•the fair value of swaps and options hedging commodity price risk was determined by using valuation techniques common in the financial markets and taking market parameters at the balance sheet date (in particular, underlying prices, interest rates and volatility rates).
The fair value of money market securities was also based on available market quotations. Where appropriate, the fair value of cash equivalents was determined with discounted expected cash flow techniques using observable market yields (categorized as Level 2).
The fair value of Receivables from financing activities, which are classified in Level 3 of the fair value hierarchy, was estimated using discounted cash flow models. The most significant inputs used in this measurement were market discount rates that reflected conditions applied in various reference markets on receivables with similar characteristics, adjusted in order to take into account the credit risk of the counterparties.
The fair value of Other receivables is classified in Level 3 of the fair value hierarchy and was estimated using discounted cash flow models. The most significant inputs used in this measurement were market discount rates.
For assets and liabilities recognized in the financial statements at fair value on a recurring basis, the Company determined whether transfers occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.
The following table provides a reconciliation of the changes in items measured at fair value and categorized within Level 3:

	Receivables from financing activities	Financial securities	Derivative financial assets/(liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2022	€252	€142	€(11)	€15	€12	€134
Gains/(Losses) recognized in Consolidated Income Statement	—	5	4	—	—	20
Losses recognized in Other comprehensive income/(loss)	—	—	(41)	—	—	—
Issues/Settlements	7	—	—	—	—	—
Purchases/Sales	—	58	—	—	(11)	—
Transfers to Assets/(Liabilities) held for sale	—	—	—	—	—	—
Transfers from Level 3	—	49	—	(15)	—	(65)
At December 31, 2022	€259	€254	€(48)	€—	€1	€89

	Receivables from financing activities	Financial securities	Derivative financial assets/(liabilities)	Collateral deposits	Money market securities	Other receivables
	(€ million)
At January 1, 2021	€—	€111	€—	€1	€—	€187
FCA - PSA merger	473	28	—	—	—	63
Losses recognized in Consolidated Income Statement	—	20	—	—	—	(13)
Gains recognized in Other comprehensive income/(loss)	—	1	—	—	—	(2)
Issues/Settlements	(221)	(57)	—	—	—	(61)
Purchases/Sales	—	39	(11)	14	12	29
Transfers from Level 3	—	—	—			(69)
At December 31, 2021	€252	€142	€(11)	€15	€12	€134
The gains/(losses) included in the Consolidated Income Statements were recognized within Cost of revenues and Net financial expenses. Of the total gains/(losses) recognized in Other comprehensive income, €41 million were recognized within Cash flow reserves (nil at December 31, 2021) and no amounts were recognized within Currency translation differences (nil at December 31, 2021).

Assets and liabilities not measured at fair value on recurring basis
The carrying value of debt securities measured at amortized cost, current receivables and payables was a reasonable approximation of fair value as the present value of future cash flows did not differ significantly from the carrying amount.
The carrying value of Cash at banks and Other cash equivalents usually approximated fair value due to the short maturity of these instruments (refer to Note 18, Cash and cash equivalents).
The following table provides the carrying amount and fair value of financial assets and liabilities not measured at fair value on a recurring basis:

		At December 31,
		2022		2021
	Note	Carrying amount	Fair Value	Carrying amount	Fair Value
		(€ million)
Dealer financing		€1,370	€1,365	€1,247	€1,244
Retail financing		2,475	2,301	1,438	1,444
Finance lease		7	7	5	5
Other receivables from financing activities		595	564	701	701
Total Receivables from financing activities(1)	16	€4,447	€4,237	€3,391	€3,394

Asset-backed financing		€1,655	€1,629	€993	€993
Notes		19,265	17,321	18,493	18,790
Borrowings from banks & Other debt		3,974	3,901	11,610	11,573
Total Debt, excluding Lease liabilities	22	€24,894	€22,851	€31,096	€31,356
______________________________________________________________________________________________________________________________
(1) Amount excludes receivables measured at FVPL
The fair value of Receivables from financing activities, which are categorized within Level 3 of the fair value hierarchy, was estimated with discounted cash flows models. The most significant inputs used in this measurement were market discount rates that reflected conditions applied in various reference markets on receivables with similar characteristics, adjusted in order to take into account the credit risk of the counterparties.
Notes that were traded in active markets for which close or last trade pricing was available are classified within Level 1 of the fair value hierarchy. Notes for which such prices were not available were valued at the last available price or based on quotes received from independent pricing services or from dealers who trade in such securities and are categorized as Level 2. At December 31, 2022, €16,841 million and €480 million of notes were classified within Level 1 and Level 2, respectively. At December 31, 2021, €18,286 million of notes were classified within Level 1 and €504 million of notes were classified within Level 2.
The fair value of Borrowings from banks and Other debt included in Level 2 of the fair value hierarchy was estimated using discounted cash flow models. The main inputs used were year-end market interest rates, adjusted for market expectations of the Company’s non-performance risk implied in quoted prices of traded securities issued by the Company and existing credit derivatives on Company liabilities. The fair value of Borrowings from banks and Other debt that requires significant adjustment using unobservable inputs is categorized within Level 3. At December 31, 2022, €3,510 million and €387 million of Borrowings from banks and Other Debt was classified within Level 2 and Level 3, respectively. At December 31, 2021, €11,105 million and €468 million of Borrowings from banks and Other Debt was classified within Level 2 and Level 3, respectively.